Vacation Ownership Notes Receivable (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Vacation Ownership Interest [Member]
Loan loss reserve
Beginning Balance	$ 136	$ 161
Provision for loan losses	7	5
Write-offs	(11)	(16)
Other	0	0
Ending Balance	132	150
Vacation Ownership Interest Securitized [Member]
Loan loss reserve
Beginning Balance	80	82
Provision for loan losses	0	(2)
Write-offs	0	0
Other	(7)	(8)
Ending Balance	73	72
Vacation Ownership Interest Unsecuritized [Member]
Loan loss reserve
Beginning Balance	56	79
Provision for loan losses	7	7
Write-offs	(11)	(16)
Other	7	8
Ending Balance	$ 59	$ 78